5. Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Revenues
	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Revenues from Resolution 1, SEE 19, SGE Resolution 70/2018, and amendments	17,473,763	37,273,808	26,530,179
Sales under contracts	18,395,788	10,007,294	1,878,157
Steam sales	1,064,771	591,732	515,089
Resale of gas transport and distribution capacity	394,841	389,746	406,058
Revenues from CVO thermal plant management	778,997	694,643	546,244
	38,108,160	48,957,223	29,875,727